Fees Summary	May 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,274,000
Previously Paid Amount	0.00
Total Fee Amount	590.24
Total Offset Amount	0.00
Net Fee	590.24
Narrative - Max Aggregate Offering Price	$ 4,274,000
Final Prospectus	true